COMMITMENTS AND CONTINGENCIES	12 Months Ended
Sep. 30, 2024
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES	NOTE 6. COMMITMENTS AND CONTINGENCIES As of September 30, 2024 and 2023, the Company has no material commitments and contingencies.